Income Taxes (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry forwards	$ 1,650,600	$ 1,516,900	$ 932,050
Net deferred tax assets before valuation allowance	1,650,600	1,516,900	932,050
Less: Valuation allowance	(1,650,600)	(1,516,900)	(932,050)
Net deferred tax assets